Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedules of Discontinued Operations
The following table presents the results of operations of Park and HGV that were included in discontinued operations in our consolidated statement of operations for the year ended December 31, 2016:

(in millions)
Total revenues from discontinued operations	$4,236

Expenses
Owned and leased hotels	1,770
Timeshare	942
Depreciation and amortization	320
Other	298
Total expenses from discontinued operations	3,330

Gain on sales of assets, net	1

Operating income from discontinued operations	907

Non-operating loss, net	(210)

Income from discontinued operations before income taxes	697

Income tax expense	(326)

Income from discontinued operations, net of taxes	371
Income from discontinued operations attributable to noncontrolling interests, net of taxes	(6)
Income from discontinued operations attributable to Hilton stockholders, net of taxes	$365

The following table presents selected financial information of Park and HGV that was included in our consolidated statement of cash flows for the year ended December 31, 2016:

(in millions)
Non-cash items included in net income:
Depreciation and amortization	$320
Gain on sales of assets, net	(1)

Investing activities:
Capital expenditures for property and equipment	$(255)